Share-Based Compensation - Schedule of the assumptions used to estimate the fair value of the options (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share based compensation by share based payment arrangement fair value assumptions expected term	10 years